Reporting Entity (Description of the Controlling Company) - Summary of the Company's Shareholders (Details) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of shareholders information [Line Items]
Number of shares	641,964,077	641,964,077	641,964,077
Percentage of ownership	100.00%
The Government of the Republic of Korea
Disclosure of shareholders information [Line Items]
Number of shares	116,841,794
Percentage of ownership	18.20%
Korea Development Bank (KDB)
Disclosure of shareholders information [Line Items]
Number of shares	211,235,264
Percentage of ownership	32.90%
Foreign investors
Disclosure of shareholders information [Line Items]
Number of shares	143,869,288
Percentage of ownership	22.41%
Other
Disclosure of shareholders information [Line Items]
Number of shares	170,017,731
Percentage of ownership	26.49%